Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 62-1612879-001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 17,540,727
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	60,302,522
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment, Statement of Change in Net Asset Available for Benefit [Extensible Enumeration]	77,843,249
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	20,123,248
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	12,036,239
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	2,745,648
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	34,905,135
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	392,737
EBP, Change in Net Asset Available for Benefit, Increase	113,141,121
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(151,741)
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(66,886,198)
EBP, Change in Net Asset Available for Benefit, Decrease	(67,037,939)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	46,103,182
EBP, Net Asset Available for Benefit	$ 554,190,307